Client Concentration (Details) - Total net revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer A
Client Concentration
Concentration percentage	15.00%	14.00%	15.00%
Customer B
Client Concentration
Concentration percentage	11.00%	10.00%	10.00%
Customer C
Client Concentration
Concentration percentage	2.00%	3.00%	10.00%